UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4%
Alabama - 4.1%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	5.50	6/1/2030	1,800,000		1,975,302
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	6.00	6/1/2050	2,750,000		2,979,350
Jefferson County,
Subordinate Lien Sewer Revenue
Bonds Convertible Capital
Appreciation Warrants, Ser. F	0/7.75	10/1/2046	6,000,000	[a]	5,280,720
Lower Alabama Gas District,
Gas Project Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		5,853,350
					16,088,722
Arizona - 2.8%
Arizona Industrial Development
Authority,
Education Revenue Bonds, Refunding
(BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[b]	1,544,910
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(Legacy Traditional Schools Project)
Ser. A	6.75	7/1/2044	1,000,000	[b]	1,091,570
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds,
Refunding (BASIS Schools Projects)	5.00	7/1/2045	1,000,000	[b]	1,014,000
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds,
Refunding (BASIS Schools Projects)
Ser. A	5.00	7/1/2046	2,000,000	[b]	2,026,900
Tender Option Bond Trust Receipts
(Series 2018-XF2537),
(Salt Verde Financial Corporation,
Senior Gas Revenue Bonds) Recourse	5.00	6/1/2032	4,550,000	[b,c]	5,380,490
					11,057,870
California - 13.1%
California,
GO (Various Purpose)	5.75	4/1/2031	7,800,000		7,823,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
California - 13.1% (continued)
California,
GO (Various Purpose)	6.00	3/1/2033	2,250,000		2,347,470
California,
GO (Various Purpose)	6.00	11/1/2035	5,000,000		5,143,700
California,
GO (Various Purpose)	6.50	4/1/2033	2,290,000		2,298,382
California,
GO (Various Purpose)	6.50	4/1/2019	2,710,000	[d]	2,720,488
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2047	1,000,000		965,320
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	10,000,000	[e]	1,607,000
San Buenaventura,
Revenue Bonds (Community
Memorial Health System)	7.50	12/1/2041	1,500,000		1,635,645
Tender Option Bond Trust Receipts
(Series 2016-XM0379),
(Los Angeles Department of Water
and Power, Water System Revenue
Bonds) Non-recourse	5.00	7/1/2020	5,000,000	[b,c]	5,451,212
Tender Option Bond Trust Receipts
(Series 2016-XM0387),
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Non-recourse	5.00	5/15/2021	6,000,000	[b,c]	6,552,585
Tender Option Bond Trust Receipts
(Series 2016-XM0390),
(The Regents of the University of
California, General Revenue Bonds)
Non-recourse	5.00	5/15/2021	6,260,000	[b,c]	6,977,881
Tender Option Bond Trust Receipts
(Series 2016-XM0440),
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Recourse	5.00	4/15/2027	5,247,500	[b,c]	5,455,152
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
Bonds (Capital Appreciation-2nd
Sub-Asset Backed C)	0.00	6/1/2045	26,185,000	[e]	2,788,179
					51,766,960
Colorado - 4.3%
Belleview Station Metropolitan District
Number 2,
GO, Refunding	5.13	12/1/2046	2,375,000		2,413,166

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Colorado - 4.3% (continued)
Colorado Educational & Cultural
Facilities Authority,
Revenue Bonds (Johnson and Wales
University Project) Ser. B	5.00	4/1/2031	2,685,000		2,851,631
Denver City and County,
Airport Revenue Bonds, Refunding,
Ser. A	5.00	12/1/2048	2,300,000		2,576,368
Dominion Water and Sanitation
District,
Tap Fee Revenue Bonds	6.00	12/1/2046	2,210,000		2,332,545
Sterling Ranch Community Authority,
Board Supported Revenue Bonds,
Ser. A	5.00	12/1/2047	1,250,000		1,251,137
Tender Option Bond Trust Receipts
(Series 2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue Bonds) Non-recourse	5.00	3/1/2020	4,960,000	[b,c]	5,437,598
					16,862,445
District of Columbia - 4.1%
Tender Option Bond Trust Receipts
(Series 2016-XM0437),
(District of Columbia, Income Tax
Secured Revenue Bonds) Recourse	5.00	12/20/2021	14,834,680	[b,c]	16,296,717
Florida - 7.5%
Atlantic Beach,
Revenue Bonds (Fleet Landing
Project) Ser. A	5.00	11/15/2053	2,500,000		2,637,525
Cape Coral Health Facilities Authority,
Senior Housing Revenue Bonds,
Refunding (Gulf Care, Inc. Project)	5.88	7/1/2040	1,600,000	[b]	1,690,960
Mid-Bay Bridge Authority,
Springing Lien Revenue Bonds, Ser. A	7.25	10/1/2021	5,000,000	[d]	5,689,350
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue
Bonds (Acts Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2045	5,775,000		6,274,999
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.50	11/15/2020	6,825,000	[d]	7,260,435
Saint Johns County Industrial
Development Authority,
Revenue Bonds (Presbyterian
Retirement Communities Project)
Ser. A	6.00	8/1/2020	3,500,000	[d]	3,707,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Florida - 7.5% (continued)
South Lake County Hospital District,
Revenue Bonds (South Lake Hospital,
Inc.) Ser. A	6.25	4/1/2039	2,500,000		2,506,575
					29,767,324
Georgia - 5.2%
Atlanta,
Subordinate Lien Revenue Bonds
(Proctor Creek Watershed Project)
Ser. D	3.50	11/1/2028	1,000,000	[b]	1,004,520
Atlanta,
Water and Wastewater Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.) Ser. B	5.25	11/1/2034	275,000		281,064
Atlanta,
Water and Wastewater Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.) Ser. B	5.25	11/1/2019	725,000	[d]	742,487
Atlanta,
Water and Wastewater Revenue
Bonds, Ser. A	6.00	11/1/2019	4,865,000	[d]	5,006,134
Atlanta Development Authority,
Senior Health Care Facilities Revenue
Bonds (Georgia Proton Treatment
Center Project) Ser. A1	7.00	1/1/2040	1,500,000		1,464,435
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)
Ser. A1	5.25	7/1/2040	1,000,000		1,131,260
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle) Ser. D	4.13	11/1/2045	4,200,000		4,128,138
Tender Option Bond Trust Receipts
(Series 2016-XM0435),
(Private Colleges and Universities
Authority, Revenue Bonds (Emory
University)) Recourse	5.00	8/20/2022	6,000,000	[b,c]	6,622,215
					20,380,253
Hawaii - 1.8%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaii Pacific Health Obligated
Group) Ser. B	5.63	7/1/2020	2,500,000	[d]	2,628,975
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company, Inc. and
Subsidiary Projects)	6.50	7/1/2039	2,000,000		2,033,020

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Hawaii - 1.8% (continued)
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds,
Refunding (Hawaiian Electric
Company)	4.00	3/1/2037	2,500,000		2,513,600
					7,175,595
Illinois - 12.7%
Chicago,
GO, Refunding (Project and
Refunding Series) Ser. A	6.00	1/1/2038	3,000,000		3,375,930
Chicago,
GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,356,928
Chicago,
Second Lien Wastewater
Transmission Revenue Bonds,
Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,510,435
Chicago Board of Education,
GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,315,912
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2035	580,000		613,594
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2021	2,420,000	[d]	2,595,353
Chicago O'Hare International Airport,
Senior Lien Revenue Bonds,
Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,428,160
Illinois,
GO, Ser. A	5.00	5/1/2038	2,850,000		2,961,264
Illinois,
GO, Ser. C	5.00	11/1/2029	5,500,000		5,894,405
Illinois Finance Authority,
Revenue Bonds, Refunding
(Plymouth Place, Inc.)	5.25	5/15/2045	1,000,000		1,033,000
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds
(Capital Appreciation-McCormick
Place Expansion Project) (Insured;
MBIA Insurance Corporation) Ser. A	0.00	12/15/2036	2,500,000	[e]	1,124,550
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,603,325
Metropolitan Pier and Exposition
Authority,
Revenue Bonds, Refunding
(McCormick Place Expansion Project)
Ser. B	5.00	12/15/2028	2,500,000		2,618,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Illinois - 12.7% (continued)
Metropolitan Pier and Exposition
Authority,
Revenue Bonds, Refunding
(McCormick Place Expansion Project)
Ser. B	5.00	6/15/2052	3,550,000		3,614,184
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds	6.00	6/1/2021	3,600,000	[d]	3,938,940
Tender Option Bond Trust Receipts
(Series 2017-XM0492),
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	5.00	10/1/2040	9,000,000	[b,c]	10,124,977
					50,109,507
Indiana - 1.0%
Indiana Finance Authority,
Revenue Bonds (Parkview Health
System Group) Ser. A	5.00	11/1/2043	3,500,000		3,908,765
Iowa - 1.4%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/2025	5,125,000		5,439,777
Kentucky - 1.4%
Christian County,
HR, Refunding (Jennie Stuart Medical
Center)	5.50	2/1/2044	2,800,000		2,996,420
Kentucky Public Energy Authority,
Revenue Bonds, Ser. A-1	4.00	6/1/2025	2,560,000		2,738,074
					5,734,494
Louisiana - 3.1%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/2032	2,400,000		2,369,328
New Orleans,
Water System Revenue Bonds	5.00	12/1/2040	1,000,000		1,079,280
Tender Option Bond Trust Receipts
(Series 2018-XF2584),
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health
System Project)) Recourse	5.00	7/1/2025	8,195,000	[b,c]	8,894,316
					12,342,924

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Obligated Group)	7.50	7/1/2032	2,000,000		2,212,480
Maryland - 2.0%
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (Adventist
HealthCare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,610,327
Tender Option Bond Trust Receipts
(Series 2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue Bonds (Water
Projects)) Non-recourse	5.00	7/1/2021	4,000,000	[b,c]	4,445,270
					8,055,597
Massachusetts - 10.3%
Massachusetts Development Finance
Agency,
Revenue Bonds (Tufts Medical Center
Obligated Group)	7.25	1/1/2032	995,000		1,092,271
Massachusetts Development Finance
Agency,
Revenue Bonds (Tufts Medical Center
Obligated Group)	7.25	1/1/2021	1,505,000	[d]	1,652,129
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,175,130
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Suffolk
University Issue)	6.25	7/1/2030	1,730,000		1,755,916
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Suffolk
University Issue)	6.25	7/1/2019	3,270,000	[d]	3,320,064
Tender Option Bond Trust Receipts
(Series 2016-XM0368),
(Massachusetts Development Finance
Agency, Revenue Bonds (Harvard
University Issue)) Non-recourse	5.25	6/18/2020	10,000,000	[b,c]	10,674,175
Tender Option Bond Trust Receipts
(Series 2016-XM0372),
(Massachusetts, GO Consolidated
Loan) Non-recourse	5.00	8/4/2020	6,400,000	[b,c]	6,833,296
Tender Option Bond Trust Receipts
(Series 2016-XM0386),
(University of Massachusetts Building
Authority, Project and Refunding
Revenue Bonds) Non-recourse	5.00	5/1/2021	7,409,991	[b,c]	8,105,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Massachusetts - 10.3% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF0610),
(Massachusetts Transportation Fund,
Revenue Bonds (Rail Enhancement &
Accelerated Bridge Programs))
Recourse	5.00	6/1/2025	5,250,000	[b,c]	5,928,698
					40,537,462
Michigan - 4.5%
Detroit,
Water Supply System Senior Lien
Revenue Bonds, Ser. A	5.00	7/1/2036	3,290,000		3,451,934
Detroit,
Water Supply System Senior Lien
Revenue Bonds, Ser. A	5.00	7/1/2031	3,780,000		3,985,292
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,236,820
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds, Refunding (Detroit
Water and Sewerage Department,
Water Supply System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/2036	1,000,000		1,089,240
Michigan Strategic Fund,
Revenue Bonds (AMT-I-75
Improvement Project)	5.00	6/30/2048	5,000,000		5,463,750
Michigan Strategic Fund,
SWDR, Refunding (Genesee Power
Station Project)	7.50	1/1/2021	1,395,000		1,375,986
					17,603,022
Minnesota - 2.1%
Duluth Economic Development
Authority,
Revenue Bonds, Refunding (Essentia
Health Group) Ser. A	5.00	2/15/2058	4,000,000		4,326,920
Minneapolis,
Revenue Bonds, Refunding (Fairview
Health Services Obligated Group)
(LOC; Wells Fargo Bank NA) Ser. C	1.72	11/15/2048	4,000,000	[f]	4,000,000
					8,326,920
Missouri - 2.2%
Missouri Health and Educational
Facilities Authority,
Revenue Bonds (Lutheran Senior
Services Projects) Ser. B	2.88	2/1/2022	1,365,000		1,367,416

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Missouri - 2.2% (continued)
Missouri Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Lutheran
Senior Services Projects)	5.00	2/1/2046	2,200,000		2,290,288
Saint Louis Land Clearance
Redevelopment Authority,
Annual Appropriation
Redevelopment Revenue Bonds
(National Geospatial-Intelligence
Agency Site Improvements Project)	5.13	6/1/2046	4,925,000		5,246,307
					8,904,011
Nevada - 1.3%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Ser. A	4.00	6/1/2058	5,000,000		5,002,500
New Jersey - 5.4%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/2045	1,000,000	[b]	1,004,370
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.50	12/15/2029	1,690,000		1,705,937
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.50	6/15/2019	3,310,000	[d]	3,346,443
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds,
Refunding (New Jersey - American
Water Company, Inc. Project) Ser. A	5.70	10/1/2039	3,000,000		3,060,660
New Jersey Housing & Mortgage
Finance Agency,
Revenue Bonds, Refunding (Single-
Family Housing) Ser. D	4.00	10/1/2024	2,370,000		2,538,507
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Ser. AA	5.00	6/15/2046	1,365,000		1,440,403
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Ser. AA	5.25	6/15/2043	1,500,000		1,631,025
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,173,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
New Jersey - 5.4% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF2538),
(New Jersey Economic Development
Authority, Revenue Bonds) Recourse	5.25	12/15/2023	4,250,000	[b,c]	4,515,174
					21,415,992
New Mexico - 1.3%
Farmington,
PCR, Refunding (Public Service
Company of New Mexico San Juan
Project) Ser. D	5.90	6/1/2040	5,000,000		5,210,750
New York - 12.7%
Long Island Power Authority,
Electric System General Revenue
Bonds, Ser. A	6.25	4/1/2019	3,000,000	[d]	3,010,710
New York City Educational
Construction Fund,
Revenue Bonds, Ser. A	6.50	4/1/2028	2,785,000		3,048,322
New York Convention Center
Development Corporation,
Subordinate Lien Hotel Unit Fee,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/2049	5,600,000	[e]	1,603,784
New York Counties Tobacco Trust V,
Capital Appreciation Subordinate
Pass Through Revenue Bonds, Ser. S2	0.00	6/1/2050	27,625,000	[e]	3,567,769
New York Liberty Development
Corporation,
Revenue Bonds, Refunding (3 World
Trade Center Project) Ser. 1	5.00	11/15/2044	3,400,000	[b]	3,545,078
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	3,000,000		3,177,600
New York Transportation Development
Corporation,
Special Facility Revenue Bonds,
Refunding (American Airlines, Inc.
John F. Kennedy International Airport
Project)	5.00	8/1/2026	500,000		523,825
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Holding
Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	992,910
Port Authority of New York and New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC
Project)	6.00	12/1/2036	4,710,000		4,986,430

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
New York - 12.7% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0370),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Non-
recourse	5.25	4/5/2020	5,000,000	[b,c]	5,281,150
Tender Option Bond Trust Receipts
(Series 2016-XM0436),
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue Bonds) Recourse	5.00	4/9/2020	12,600,000	[b,c]	13,502,727
Tender Option Bond Trust Receipts
(Series 2016-XM0438),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds)
Recourse	5.50	11/1/2027	5,000,000	[b,c]	5,302,512
Triborough Bridge & Tunnel Authority,
General Revenue Bonds, Refunding
(LOC; State Street B&T Co., NA) Ser. C	1.70	1/1/2032	1,500,000	[f]	1,500,000
					50,042,817
North Carolina - 2.6%
Tender Option Bond Trust Receipts
(Series 2016-XM0444),
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue Bonds (Duke University
Health System)) Recourse	5.00	6/1/2042	10,000,000	[b,c]	10,394,680
Ohio - 5.3%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds, Ser. A2	5.88	6/1/2030	2,000,000		1,888,060
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds, Ser. A2	6.50	6/1/2047	9,085,000		9,051,204
Butler County,
Hospital Facilities Revenue Bonds
(UC Health)	5.50	11/1/2020	2,040,000	[d]	2,165,480
Butler County,
Hospital Facilities Revenue Bonds
(UC Health)	5.50	11/1/2020	960,000	[d]	1,019,050
Centerville,
Health Care Revenue Bonds,
Refunding (Graceworks Lutheran
Services)	5.25	11/1/2047	1,500,000		1,552,635

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Ohio - 5.3% (continued)
Cuyahoga County Hospital,
Revenue Bonds, Refunding (The
Metrohealth System)	5.00	2/15/2057	1,000,000		1,041,750
Ohio Air Quality Development
Authority,
Air Quality Revenue Bonds (Ohio
Valley Electric Corporation Project)
Ser. E	5.63	10/1/2019	4,200,000		4,248,552
					20,966,731
Oregon - .4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue Bonds (Pelton
Round Butte Project) Ser. B	6.38	11/1/2033	1,500,000		1,529,115
Pennsylvania - 4.2%
Crawford County Hospital Authority,
HR, Refunding (Meadville Medical
Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,071,910
Pennsylvania Housing Finance Agency,
Revenue Bonds (Single-Family
Housing) Ser. 114A	3.35	10/1/2026	2,000,000		2,025,400
Philadelphia,
GO	6.50	8/1/2020	4,700,000	[d]	5,013,913
Tender Option Bond Trust Receipts
(Series 2016-XM0373),
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	5.13	6/1/2035	3,000,000	[b,c]	3,184,380
Tender Option Bond Trust Receipts
(Series 2018-XM0594),
(Berks County Industrial
Development Authority, Health
System Revenue Bonds, Refunding
(Tower Health Project)) Recourse	5.00	11/1/2025	4,920,000	[b,c]	5,355,322
					16,650,925
Rhode Island - 1.3%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligated Group) (Insured;
Assured Guaranty Corp.) Ser. A	7.00	5/15/2019	5,000,000	[d]	5,053,050
South Carolina - 2.8%
Tender Option Bond Trust Receipts
(Series 2016-XM0384),
(South Carolina Public Service
Authority, Revenue Bonds
Obligations (Santee Cooper)) Non-
recourse	5.13	6/1/2037	10,200,000	[b,c]	10,895,912

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Tennessee - 2.3%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University)	5.50	10/1/2019	2,050,000	[d]	2,096,391
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University)	5.50	10/1/2019	450,000	[d]	459,923
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University) Ser. B	5.50	10/1/2019	3,000,000	[d]	3,067,890
Tender Option Bond Trust Receipts
(Series 2016-XM0388),
(Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue Bonds)
Non-recourse	5.00	7/1/2021	3,000,000	[b,c]	3,308,993
					8,933,197
Texas - 14.3%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,631,100
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds
(International Leadership of Texas)
Ser. A	5.75	8/15/2045	2,500,000		2,533,450
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education) Ser. A	4.50	12/1/2044	2,500,000		2,466,075
Clifton Higher Education Finance
Corporation,
Revenue Bonds (International
Leadership) Ser. D	6.13	8/15/2048	2,000,000		2,063,720
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds,
Refunding (Insured; Assured
Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[e]	1,687,650
Houston,
Combined Utility System First Lien
Revenue Bonds, Refunding (Insured;
Assured Guaranty Corp.) Ser. A	6.00	11/15/2036	230,000		232,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Texas - 14.3% (continued)
Houston,
Combined Utility System First Lien
Revenue Bonds, Refunding (Insured;
Assured Guaranty Corp.) Ser. A	6.00	5/15/2019	4,770,000	[d]	4,811,547
Love Field Airport Modernization
Corporation,
Special Facilities Revenue Bonds
(Southwest Airlines Company - Love
Field Modernization Program
Project)	5.00	11/1/2028	1,000,000		1,083,830
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue Bonds
(National Campus and Community
Development Corporation - College
Station Properties LLC - Texas A&M
University Project)	5.00	7/1/2035	500,000		451,675
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue Bonds
(Buckingham Senior Living
Community, Inc. Project)	5.50	11/15/2045	3,000,000		2,370,000
Tender Option Bond Trust Receipts
(Series 2016-XM0377),
(San Antonio, Electric and Gas
Systems Junior Lien Revenue Bonds)
Non-recourse	5.00	2/1/2021	12,450,000	[b,c]	13,540,001
Tender Option Bond Trust Receipts
(Series 2016-XM0443),
(Texas A&M University System Board
of Regents, Financing System
Revenue Bonds) Recourse	5.00	5/15/2039	13,157,245	[b,c]	13,668,570
Tender Option Bond Trust Receipts
(Series 2017-XF2422),
(Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent School
Fund Guarantee Program)) Recourse	5.00	8/15/2040	9,997,299	[b,c]	10,144,549
					56,684,196
U.S. Related - 1.2%
Puerto Rico Commonwealth,
Public Improvement GO, Refunding
(Insured; Assured Guaranty
Municipal Corp.) Ser. A	5.00	7/1/2035	2,500,000		2,595,000
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Ser. CC	5.25	7/1/2034	2,000,000		2,218,920
					4,813,920

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Utah - .5%
Utah Infrastructure Agency,
Telecommunication Revenue Bonds,
Refunding (Special Limited
Obligations) Ser. A	5.00	10/15/2040	2,000,000		2,081,000
Virginia - 5.6%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue Bonds (Brandermill Woods
Project)	5.13	1/1/2043	700,000		710,696
Henrico County Industrial Development
Authority,
Revenue Bonds (Bon Secours Health
System, Inc.) (Insured; Assured
Guaranty Municipal Corp.) (Escrowed
To Maturity)	7.15	8/23/2027	5,450,000	[g]	7,141,625
Tender Option Bond Trust Receipts
(Series 2018-XM0593),
(Hampton Roads Transportation
Accountability Commission, Revenue
Bonds) Recourse	5.50	1/1/2026	7,500,000	[b,c]	8,828,662
Virginia College Building Authority,
Educational Facilities Revenue Bonds
(Marymount University Project)
(Green Bonds)	5.00	7/1/2045	1,000,000	[b]	1,028,860
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/2049	4,100,000		4,426,729
					22,136,572
Washington - 5.1%
Tender Option Bond Trust Receipts
(Series 2017-XF2423),
(King County, Server Revenue Bonds)
Recourse	5.00	6/1/2020	8,575,000	[b,c]	9,082,185
Tender Option Bond Trust Receipts
(Series 2018-XM0680),
(Washington Convention Center
Public Facilities District, Revenue
Bonds) Recourse	6.09	7/1/2026	10,000,000	[b,c]	10,980,050
					20,062,235
Wisconsin - 1.9%
Public Finance Authority,
Higher Education Facilities Revenue
Bonds (Gannon University Project)	5.00	5/1/2042	750,000		797,197
Public Finance Authority,
Revenue Bonds (Denver
International Airport Great Hall
Project)	5.00	9/30/2049	2,000,000		2,156,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 152.4% (continued)
Wisconsin - 1.9% (continued)
Public Finance Authority,
Senior Living Revenue Bonds,
Refunding (Mary's Woods At
Marylhurst Project)	5.25	5/15/2042	750,000 [b]	781,882
Public Finance Authority,
Student Housing Revenue Bonds
(CHF- Wilmington, LLC. - University
of North Carolina) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	3,916,969
				7,653,008
Total Long-Term Municipal Investments
(cost $577,182,508)				602,097,445
	Annualized	Maturity	Principal
	Yield (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - .1%
U. S. Government Securities
U.S. Treasury Bills
(cost $347,574)	2.45	6/13/2019	350,000 [h,i]	347,587
Total Investments (cost $577,530,082)			152.5%	602,445,032
Liabilities, Less Cash and Receivables			(40.0%)	(158,138,400)
Preferred Stock, at redemption value			(12.5%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	395,006,632

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $256,891,192 or 65.03% of net assets.
[c] Collateral for floating rate borrowings.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[g] Variable rate security—rate shown is the interest rate in effect at period end.
[h] Held by a counterparty for open exchange traded derivative contracts.
[i] Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2019 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury Ultra Long
Bond	78	3/19	12,489,099	12,365,438	123,661
Gross Unrealized Appreciation					123,661

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	602,445,032	-	602,445,032
Other Financial Instruments:
Futures††	123,661	-	-	123,661
Liabilities ($)
Floating Rate Notes†††	-	(162,356,715)	-	(162,356,715)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 28, 2019, accumulated net unrealized appreciation on investments was $24,914,950, consisting of $26,857,933 gross unrealized appreciation and $1,942,983 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)